Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Major Classes of Assets as Held for Sale

As of December 31, 2016 and 2015, the carrying amounts of the major classes of assets for the assets held for sale were as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Current assets	$64	$221
Property and equipment, net	29,383	34,982
Other non-current assets	97	320
Total assets held for sale	$29,544	$35,523

Summary of Results from Discontinued Operations

The following table summarizes the results of the discontinued operations:

For the year ended December 31,
2014
(in thousands)
Hotel revenues	$361
Direct lodging expenses	651
Other lodging and operating expenses	62
Operating loss	(352)
Impairment charge	(151)
Loss on discontinued operations	$(503)